Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Remuneration Attributed to Key Management Personnel

Remuneration attributed to key management personnel are summarized as follows:

	Three months ended September 30, 2025	Three months ended September 30, 2024	Nine months ended September 30, 2025	Nine months ended September 30, 2024
Consulting fees	$464,500	101,100	1,059,900	261,933
Management fees	71,291	-	74,800	-
Director fees	41,640	-	124,930	-
Salaries	-	67,353	26,228	445,009
Share-based compensation	13,180	30,763	49,795	(1,819)
	$590,611	199,216	1,335,653	705,123

Remuneration attributed to key management personnel are summarized as follows:

	December 31, 2024	December 31, 2023
Consulting fees	$757,233	$230,000
Salaries	539,174	633,957
Director fees	165,000	-
Share-based compensation	23,861	357,349
	$1,485,268	$1,221,306

Schedule of Fair Value, as Calculated on the Grant Date, to Each Related Party

Details of the fair value, as calculated on the grant date, to each related party in the current and prior periods, and the related expense recorded for the nine months ended September 30, 2025, and 2024 is as follow:

	Nine Months Ended September 30, 2025	Nine Months Ended September 30, 2024	Grant date fair value
Braeden Lichti, Non-executive Chairman	$11	$1,894	$50,995
Graydon Bensler, CEO, CFO and Director	11	1,897	50,995
Jordan Plews, Former Director and former CEO of Skincare and BioSciences[2]	11	1,897	50,995
Tim Sayed, Former Chief Medical Officer and Former Director[1]	-	(4,291)	50,995
Jeffrey Parry, Director	8,737	(36,918)	107,669
Crystal Muilenburg, Former Director[1]	-	18,564	210,245
Julie Daley, Director	27,060	(30,449)	210,245
George Kovalyov, Director	13,965	(41,668)	52,845
Brenda Buechler, Former Chief Marketing Officer[1]	-	18,144	143,671
Christoph Kraneiss, Former Chief Commercial Officer[1]	-	69,111	121,243
	$49,795	$(1,819)	$1,049,898

[1]	108 options of related parties were forfeited and or cancelled during the year ended December 31, 2024

[2]	41 options of Jordan Plews were cancelled during the nine months ended September 30, 2025

Details of the fair value of the options granted to each individual and the related expense recorded for the years ended December 31, 2024 and 2023 are as follow:

	December 31, 2024	December 31, 2023	Fair value of stock options granted
Braeden Lichti, Non-executive Chairman	$2,069	$6,563	$50,995
Graydon Bensler, CEO, CFO and Director	2,069	6,563	50,995
Jordan Plews, Former Director and former CEO of Skincare and BioSciences	2,069	6,563	50,995
Tim Sayed, Former Chief Medical Officer and Former Director[1]	(4,291)	6,563	50,995
Jeffrey Parry, Director	22,923	29,855	107,669
Julie Daley, Director	82,070	98,613	210,245
Crystal Muilenburg, Former Director[1]	(41,668)	82,252	210,245
George Kovalyov, Director	25,987	-	121,243
Brenda Buechler, Former Chief Marketing Officer[1]	(36,918)	62,705	143,671
Christoph Kraneiss, Former Chief Commercial Officer[1]	(30,449)	57,672	121,243
	$23,861	$357,349	$1,118,296

[1]	379 options of related parties were forfeited in during the year ended December 31, 2024.